Consolidated Statements Of Cash Flows (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental disclosure of non-cash investing activities:
Tax on unrealized (loss) gain on securities	$ 3,063,000	$ 8,000	$ 5,000	$ 129,000
Increase in real estate	(1,930,000)	(18,578,000)	(23,764,000)	(35,800,000)	(41,460,000)
Increase in accounts receivable	(190,000)	1,318,000	1,039,000	(204,000)	(3,144,000)
Increase in other assets	(3,487,000)	(730,000)	1,432,000	(2,893,000)	(1,339,000)
Increase in accounts payable	(1,238,000)	(260,000)	644,000	501,000	(374,000)
Increase in accrued expenses and other liabilites	13,148,000	(365,000)	93,000	410,000	1,816,000
Increase in mortgage loans payable	17,077,000	20,016,000	20,016,000	30,286,000	30,316,000
Decrease in real estate	416,000	3,639,000	3,639,000	58,027,000	5,181,000
Increase (decrease) in investment in joint ventures					4,397,000
Decrease in notes receivable due to foreclosure	9,496,000
Increase in real estate due to foreclosures	9,496,000
Issued common stock to institutional investor, shares	4,400,000
Common stock issue price per share	$ 10.7
Common stock market price per share	$ 12.2
Contractual rights additional common stock issued, shares	400,000
Non-cash preferred dividend	600,000
Declared dividends common stock	1.8
Decrease in proceeds from the sale of real estate due to debt assumption by buyer				2,025,000
Decrease in repayment of mortgage loans payable due to debt assumption by buyer				2,025,000
During the nine months ended September 30, 2011, as a result of the sale of a controlling interest in a piece of land in Kent, Washington, real estate decreased $696,000	696,000
Decrease in notes receivable due to conversion of notes receivable into equity					4,397,000
Controlling interest in land located in Kent, Washington [Member]
Supplemental disclosure of non-cash investing activities:
Decrease in real estate	(696,000)
Office portfolio 200,000 square feet, located in Oakland, California [Member]
Supplemental disclosure of non-cash investing activities:
Ownership interest percent in acquisition of office portfolio	100.00%
Square footage of acquired office portfolio	200,000
Increase in real estate	17,680,000
Increase in accounts receivable	44,000
Increase in other assets	50,000
Increase in accounts payable	87,000
Increase in accrued expenses and other liabilites	991,000
Increase in mortgage loans payable	16,000,000
Consolidation of controlling interest in Fairways 340, LLC previously accounted for under the Equity Method [Member]
Supplemental disclosure of non-cash investing activities:
Increase in real estate		71,862,000	28,464,000
Increase in accounts receivable		171,000	171,000
Increase in other assets		3,174,000	3,174,000
Increase in accrued expenses and other liabilites		323,000	323,000
Increase in mortgage loans payable		66,501,000	32,670,000
Increase (decrease) in investment in joint ventures		$ (6,256,000)	$ 3,292,000